Pension Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Interest cost	$ 2	$ 3	$ 4
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax
Expected return on plan assets	$ (3)	$ (3)	$ (5)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax
Amortization of net loss	$ 2	$ 3	$ 2
Net periodic benefit cost	$ 1	$ 3	$ 1